ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2022	2023
	RMB	RMB
Government subsidies	1,745	162,002
Deferred revenue	61,164	53,980
Current operating lease liabilities	42,320	27,500
Other tax payable	20,535	18,792
Accrued payroll and welfare	25,875	13,849
Product warranty	17,748	12,195
Refund liabilities	4,845	7,768
Accrued expenses	6,703	5,906
Other current liabilities	16,884	13,600
Total	197,819	315,592

Product warranty activities were as follows:

RMB
Balance as of January 1, 2021	32,782
Provided during the year	63,540
Utilized during the year	(71,464)
Balance as of December 31, 2021	24,858
Provided during the year	27,146
Utilized during the year	(34,256)
Balance as of December 31, 2022	17,748
Provided during the year	25,582
Utilized during the year	(31,135)
Balance as of December 31, 2023	12,195